Financial Instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial Assets	£ 799,491	£ 723,039
Financial Liabilities	755,667	679,483
Bank deposits
Financial instruments
Financial Liabilities	20,606	20,493
Customer accounts
Financial instruments
Financial Liabilities	431,739	369,247
Settlement balances
Financial instruments
Financial Liabilities	5,545	4,069
Trading liabilities
Financial instruments
Financial Liabilities	72,256	73,949
Derivatives
Financial instruments
Financial Liabilities	160,705	146,879
Other financial liabilities
Financial instruments
Financial Liabilities	45,811	45,220
Subordinated liabilities
Financial instruments
Financial Liabilities	9,962	9,979
Notes in circulation
Financial instruments
Financial Liabilities	2,655	2,109
Lease liabilities
Financial instruments
Financial Liabilities	1,698	1,823
Within 1 year | Bank deposits
Financial instruments
Financial Liabilities	12,315	9,286
Within 1 year | Customer accounts
Financial instruments
Financial Liabilities	430,283	367,098
Within 1 year | Settlement balances
Financial instruments
Financial Liabilities	5,545	4,069
Within 1 year | Trading liabilities
Financial instruments
Financial Liabilities	45,037	53,047
Within 1 year | Derivatives
Financial instruments
Financial Liabilities	47,361	41,276
Within 1 year | Other financial liabilities
Financial instruments
Financial Liabilities	12,403	11,915
Within 1 year | Subordinated liabilities
Financial instruments
Financial Liabilities	365	160
Within 1 year | Notes in circulation
Financial instruments
Financial Liabilities	2,655	2,109
Within 1 year | Lease liabilities
Financial instruments
Financial Liabilities	185	194
More than 12 months | Bank deposits
Financial instruments
Financial Liabilities	8,291	11,207
More than 12 months | Bank Deposits - Term Funding Scheme | Early repayment of obligations
Financial instruments
Financial Liabilities	5,000
More than 12 months | Customer accounts
Financial instruments
Financial Liabilities	1,456	2,149
More than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	27,219	20,902
More than 12 months | Derivatives
Financial instruments
Financial Liabilities	113,344	105,603
More than 12 months | Other financial liabilities
Financial instruments
Financial Liabilities	33,408	33,305
More than 12 months | Subordinated liabilities
Financial instruments
Financial Liabilities	9,597	9,819
More than 12 months | Lease liabilities
Financial instruments
Financial Liabilities	1,513	1,629
Cash and balances at central banks
Financial instruments
Financial Assets	124,489	80,993
Cash and balances at central banks | Within 1 year
Financial instruments
Financial Assets	124,489	80,993
Trading assets
Financial instruments
Financial Assets	68,990	76,745
Trading assets | Within 1 year
Financial instruments
Financial Assets	42,037	51,825
Trading assets | More than 12 months
Financial instruments
Financial Assets	26,953	24,920
Derivatives
Financial instruments
Financial Assets	166,523	150,029
Derivatives | Within 1 year
Financial instruments
Financial Assets	46,244	40,798
Derivatives | More than 12 months
Financial instruments
Financial Assets	120,279	109,231
Settlement balances
Financial instruments
Financial Assets	2,297	4,387
Settlement balances | Within 1 year
Financial instruments
Financial Assets	2,297	4,387
Loans to banks - amortised cost
Financial instruments
Financial Assets	6,955	7,554
Loans to banks - amortised cost | Within 1 year
Financial instruments
Financial Assets	6,835	7,541
Loans to banks - amortised cost | More than 12 months
Financial instruments
Financial Assets	120	13
Loans to customers - amortised cost
Financial instruments
Financial Assets	360,544	326,947
Loans to customers - amortised cost | Within 1 year
Financial instruments
Financial Assets	87,531	77,742
Loans to customers - amortised cost | More than 12 months
Financial instruments
Financial Assets	273,013	249,205
Other financial assets
Financial instruments
Financial Assets	55,148	61,452
Other financial assets | Within 1 year
Financial instruments
Financial Assets	8,901	10,187
Other financial assets | More than 12 months
Financial instruments
Financial Assets	£ 46,247	£ 51,265